GOODWILL (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Cost	$ 317,878	$ 317,878
Waste Treatment Cash-Generating Unit
Disclosure of information for cash-generating units [line items]
Period for cash flow projections	5 years
Recycomb S.A.U.
Disclosure of information for cash-generating units [line items]
Cost	$ 317,878	$ 317,878